Average Annual Total Returns - ETF - Vanguard Global ex-US Real Estate Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 10 Years
Total	(6.87%)	5.65%	4.99%	(6.99%)	4.03%	3.53%	(3.83%)	3.81%	3.38%	(7.15%)	5.76%	4.92%	(7.36%)	5.24%	4.66%	10.65%	8.93%	4.92%